Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Financial Liabilities

Financial liabilities consist of (in thousands):

	December 31, 2013	December 31, 2012
Current liabilities:
Secured note	$2,971	$2,404
Acquisition debt note	—	418
Bank line of credit	—	20
Total current liabilities	$2,971	$2,842
Non-current liabilities:
Secured note	$3,051	$6,167
Total non-current liabilities	$3,051	$6,167
Total	$6,022	$9,009

Company's Financial Obligations

The following table summarizes the Company’s financial obligations for the next five years as of December 31, 2013:

(in thousands)	2014	2015	2016	2017	2018	Thereafter	Total
Secured note	$3,319	$3,341	$—	$—	$—	$—	$6,660